Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.7%
		Basic Materials: 2.8%
118,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	$ 124,157	0.1
115,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	122,421	0.1
400,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	445,703	0.2
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	272,240	0.1
310,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.750%, 10/19/2075	357,816	0.2
81,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	112,071	0.1
400,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	402,678	0.2
236,000		Dow Chemical Co/The, 5.550%, 11/30/2048	310,222	0.2
260,000		FMC Corp., 3.450%, 10/01/2029	282,962	0.2
405,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	420,904	0.2
178,000	(1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	185,678	0.1
180,000		International Paper Co., 4.350%, 08/15/2048	212,659	0.1
91,000		International Paper Co., 4.400%, 08/15/2047	106,535	0.1
363,000		Mosaic Co/The, 5.450%, 11/15/2033	385,727	0.2
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	186,163	0.1
139,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	155,743	0.1
185,000		Nutrien Ltd., 2.950%, 05/13/2030	196,447	0.1
453,000		Nutrien Ltd., 3.500%, 06/01/2023	480,564	0.3
162,000		Nutrien Ltd., 3.950%, 05/13/2050	179,537	0.1
			4,940,227	2.8

		Communications: 10.1%
121,000		Amazon.com, Inc., 1.500%, 06/03/2030	122,987	0.1
215,000		Amazon.com, Inc., 2.700%, 06/03/2060	219,568	0.1
93,000		AT&T, Inc., 3.400%, 05/15/2025	102,325	0.1
927,000		AT&T, Inc., 3.500%, 06/01/2041	977,100	0.5
103,000		AT&T, Inc., 3.650%, 06/01/2051	107,949	0.1
424,000		AT&T, Inc., 3.850%, 06/01/2060	451,694	0.3
64,000		AT&T, Inc., 4.750%, 05/15/2046	75,908	0.0
106,000		AT&T, Inc., 4.800%, 06/15/2044	125,673	0.1
561,000		AT&T, Inc., 4.900%, 08/15/2037	673,589	0.4
251,000		AT&T, Inc., 5.250%, 03/01/2037	310,620	0.2
169,000		AT&T, Inc., 5.300%, 08/15/2058	220,238	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	21,394	0.0
196,000		AT&T, Inc., 5.550%, 08/15/2041	252,801	0.1
191,000		Booking Holdings, Inc., 4.500%, 04/13/2027	219,579	0.1
380,000		Booking Holdings, Inc., 4.625%, 04/13/2030	445,291	0.2
159,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	155,511	0.1
562,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	599,411	0.3
184,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	209,408	0.1
178,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	204,251	0.1
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	185,009	0.1
191,000		Comcast Corp., 2.800%, 01/15/2051	196,202	0.1
105,000		Comcast Corp., 3.200%, 07/15/2036	117,003	0.1
345,000		Comcast Corp., 3.250%, 11/01/2039	383,303	0 .2
221,000		Comcast Corp., 3.750%, 04/01/2040	260,877	0 .1
146,000		Comcast Corp., 3.900%, 03/01/2038	173,534	0 .1
149,000		Comcast Corp., 4.049%, 11/01/2052	183,263	0 .1
239,000		Comcast Corp., 4.000%, 08/15/2047	288,761	0 .2
262,000		Comcast Corp., 4.250%, 01/15/2033	322,139	0 .2
282,000		Comcast Corp., 4.600%, 10/15/2038	359,586	0 .2
320,000		Comcast Corp., 5.650%, 06/15/2035	453,455	0 .3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
225,000		Comcast Corp., 6.500%, 11/15/2035	$ 342,499	0.2
254,000		Corning, Inc., 5.450%, 11/15/2079	303,790	0.2
206,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	228,838	0.1
90,000		Discovery Communications LLC, 3.950%, 03/20/2028	100,617	0.1
238,000		Discovery Communications LLC, 4.875%, 04/01/2043	272,180	0.2
110,000		Discovery Communications LLC, 5.300%, 05/15/2049	134,388	0.1
270,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	270,711	0.1
285,000	(1)	Tencent Holdings Ltd., 1.810%, 01/26/2026	288,949	0.2
294,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	294,683	0.2
324,000	(1)	Tencent Holdings Ltd., 3.240%, 06/03/2050	325,580	0.2
200,000	(1)	Tencent Holdings Ltd., 3.290%, 06/03/2060	202,601	0.1
200,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	221,151	0.1
140,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	211,088	0.1
162,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	162,481	0.1
106,000	(1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	106,638	0.1
235,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	256,595	0.1
475,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	530,311	0.3
223,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	258,924	0.1
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	307,666	0.2
722,000		Verizon Communications, Inc., 4.500%, 08/10/2033	900,020	0.5
399,000		Verizon Communications, Inc., 4.812%, 03/15/2039	521,912	0.3
48,000		Verizon Communications, Inc., 4.862%, 08/21/2046	65,359	0.0
549,000		Verizon Communications, Inc., 5.250%, 03/16/2037	743,901	0.4
431,000		ViacomCBS, Inc., 5.500%, 05/15/2033	517,846	0.3
255,000		Vodafone Group PLC, 5.125%, 06/19/2059	336,844	0.2
135,000		Walt Disney Co/The, 1.750%, 01/13/2026	139,077	0.1
225,000		Walt Disney Co/The, 2.200%, 01/13/2028	235,236	0.1
221,000		Walt Disney Co/The, 4.750%, 11/15/2046	287,717	0.2
286,000		Walt Disney Co/The, 6.550%, 03/15/2033	422,147	0.2
265,000		Walt Disney Co/The, 7.750%, 01/20/2024	321,380	0.2
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	214,017	0.1
			17,943,575	10.1

		Consumer, Cyclical: 6.0%
413,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	418,162	0.2
364,018		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	349,720	0.2
223,505		American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	206,741	0.1
115,000	(1)	BMW US Capital LLC, 4.150%, 04/09/2030	132,753	0.1
145,000	(1)	Carnival Corp., 11.500%, 04/01/2023	156,954	0.1
29,496		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	27,579	0.0
132,878		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	121,488	0.1
255,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	229,627	0.1
270,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	258,441	0.1
388,364		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	354,628	0.2
68,000		Dollar General Corp., 4.125%, 04/03/2050	81,513	0.0
616,000		General Motors Co., 6.125%, 10/01/2025	693,038	0.4
136,000		General Motors Co., 6.750%, 04/01/2046	148,415	0.1
296,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	316,906	0.2
437,000	(1)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	447,093	0.3
333,000		Home Depot, Inc./The, 3.125%, 12/15/2049	366,452	0.2
370,000		Home Depot, Inc./The, 3.300%, 04/15/2040	421,067	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
499,000	(1)	Hyundai Capital America, 6.375%, 04/08/2030	$ 601,726	0.3
21,000		Lowe's Cos, Inc., 3.375%, 09/15/2025	23,550	0.0
134,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	153,752	0.1
138,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	154,562	0.1
251,000		Lowe's Cos, Inc., 4.500%, 04/15/2030	308,469	0.2
130,000		Lowe's Cos, Inc., 5.125%, 04/15/2050	180,226	0.1
70,000		McDonald's Corp., 4.700%, 12/09/2035	88,030	0.0
158,000		McDonald's Corp., 2.125%, 03/01/2030	162,325	0.1
99,000		McDonald's Corp., 4.200%, 04/01/2050	120,456	0.1
84,000		McDonald's Corp., 4.450%, 09/01/2048	103,956	0.1
70,000		McDonald's Corp., 5.700%, 02/01/2039	97,264	0.1
123,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	122,732	0.1
225,000		NIKE, Inc., 3.250%, 03/27/2040	254,048	0.1
789,000	(1)	Nissan Motor Acceptance Corp., 3.875%, 09/21/2023	790,905	0.4
231,000		Ross Stores, Inc., 5.450%, 04/15/2050	301,729	0.2
320,000		Starbucks Corp., 3.850%, 10/01/2023	351,177	0.2
130,518		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	119,384	0.1
557,309		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	536,989	0.3
118,000		United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	107,131	0.1
130,664		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	120,456	0.1
603,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	611,489	0.3
131,000		WW Grainger, Inc., 3.750%, 05/15/2046	143,657	0.1
343,000		WW Grainger, Inc., 1.850%, 02/15/2025	358,725	0.2
			10,543,315	6.0

		Consumer, Non-cyclical: 13.6%
60,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	62,050	0.0
90,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	98,564	0.1
283,000		AbbVie, Inc., 3.200%, 05/14/2026	315,062	0.2
594,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	663,232	0.4
112,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	130,076	0.1
157,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	189,033	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	28,007	0.0
450,000		AbbVie, Inc., 4.500%, 05/14/2035	555,597	0.3
331,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	406,584	0.2
294,000		Altria Group, Inc., 3.400%, 05/06/2030	316,905	0.2
310,000		Altria Group, Inc., 4.800%, 02/14/2029	361,620	0.2
143,000		Amgen, Inc., 2.200%, 02/21/2027	151,017	0.1
190,000		Amgen, Inc., 2.300%, 02/25/2031	199,242	0.1
179,000		Amgen, Inc., 2.450%, 02/21/2030	189,616	0.1
291,000		Amgen, Inc., 3.150%, 02/21/2040	310,442	0.2
831,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,019,574	0.6
260,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	298,969	0.2
232,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	267,609	0.1
138,000		Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	173,995	0.1
98,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	131,386	0.1
274,000		Anthem, Inc., 2.875%, 09/15/2029	296,264	0.2
82,000		Anthem, Inc., 4.550%, 03/01/2048	104,505	0.1
97,000		Anthem, Inc., 4.625%, 05/15/2042	121,040	0.1
132,000		Anthem, Inc., 5.100%, 01/15/2044	174,425	0.1
60,000		AstraZeneca PLC, 2.375%, 06/12/2022	62,147	0.0
460,000		AstraZeneca PLC, 3.375%, 11/16/2025	517,335	0.3
261,000		Biogen, Inc., 2.250%, 05/01/2030	263,954	0.1
231,000		Biogen, Inc., 3.150%, 05/01/2050	223,462	0.1
163,000		Boston Scientific Corp., 3.375%, 05/15/2022	170,499	0.1
253,000		Boston Scientific Corp., 4.700%, 03/01/2049	323,192	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
89,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	$ 101,313	0.1
39,000	(1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	55,058	0.0
381,000	(1)	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	427,922	0.2
123,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	164,069	0.1
252,000	(1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	344,657	0.2
100,000		Cigna Corp., 3.200%, 03/15/2040	106,279	0.1
609,000		Cigna Corp., 4.800%, 08/15/2038	772,895	0.4
198,000		Cigna Corp., 4.900%, 12/15/2048	262,155	0.1
415,000		Coca-Cola Co/The, 2.600%, 06/01/2050	420,601	0.2
190,000		Coca-Cola Co/The, 2.750%, 06/01/2060	192,604	0.1
356,000		CVS Health Corp., 2.625%, 08/15/2024	380,339	0.2
537,000		CVS Health Corp., 4.780%, 03/25/2038	667,906	0.4
352,000		CVS Health Corp., 5.050%, 03/25/2048	458,620	0.3
110,000		Diageo Capital PLC, 2.125%, 04/29/2032	114,199	0.1
120,000		Diageo Capital PLC, 2.000%, 04/29/2030	124,323	0.1
572,000		Global Payments, Inc., 2.650%, 02/15/2025	607,864	0.3
300,000		HCA, Inc., 4.125%, 06/15/2029	331,222	0.2
459,000		HCA, Inc., 5.250%, 06/15/2049	553,949	0.3
305,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	306,707	0.2
182,000		Hershey Co/The, 3.125%, 11/15/2049	200,335	0.1
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	689,351	0.4
69,000		Johnson & Johnson, 3.500%, 01/15/2048	86,620	0.0
85,000		Johnson & Johnson, 3.700%, 03/01/2046	106,470	0.1
217,000		Johnson & Johnson, 4.375%, 12/05/2033	285,772	0.2
93,000		Keurig Dr Pepper, Inc., 3.200%, 05/01/2030	103,097	0.1
37,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	38,037	0.0
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	622,116	0.3
190,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	197,135	0.1
306,000		Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	322,967	0.2
231,000	(1)	Mars, Inc., 4.125%, 04/01/2054	294,081	0.2
71,000		Merck & Co., Inc., 2.350%, 06/24/2040	72,407	0.0
147,000		Merck & Co., Inc., 2.450%, 06/24/2050	147,995	0.1
578,000		Mondelez International, Inc., 0.625%, 07/01/2022	578,107	0.3
398,000		Mylan, Inc., 5.200%, 04/15/2048	490,961	0.3
238,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	246,450	0.1
190,000		PayPal Holdings, Inc., 2.400%, 10/01/2024	201,901	0.1
114,000		PepsiCo, Inc., 3.375%, 07/29/2049	130,947	0.1
212,000		PepsiCo, Inc., 3.500%, 03/19/2040	252,512	0.1
287,000		Perrigo Finance Unlimited Co., 3.150%, 06/15/2030	290,004	0.2
281,000		Pfizer, Inc., 2.750%, 06/03/2026	312,320	0.2
101,000		Pfizer, Inc., 3.900%, 03/15/2039	124,773	0.1
165,000		Pfizer, Inc., 4.000%, 12/15/2036	202,766	0.1
85,000		Pfizer, Inc., 2.700%, 05/28/2050	87,920	0.0
288,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	293,823	0.2
205,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	203,352	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	202,266	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	201,738	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	201,106	0.1
262,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	273,592	0.1
450,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	555,476	0.3
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	165,299	0.1
83,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	98,333	0.1
137,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	179,772	0.1
176,000	(1)	Upjohn, Inc., 2.300%, 06/22/2027	181,983	0.1
171,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	184,031	0.1
208,000	(1)	Upjohn, Inc., 4.000%, 06/22/2050	223,615	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
455,000		Wyeth LLC, 6.450%, 02/01/2024	$ 548,342	0.3
			24,115,857	13.6

		Energy: 8.6%
68,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	67,150	0.0
70,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	76,390	0.0
277,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	306,816	0.2
429,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	491,040	0.3
358,000	(2)	BP Capital Markets PLC, 4.875%, 12/31/2199	370,530	0.2
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	320,488	0.2
416,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	426,768	0.2
276,000		Cimarex Energy Co., 3.900%, 05/15/2027	278,146	0.2
152,000		Cimarex Energy Co., 4.375%, 03/15/2029	156,306	0.1
279,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	279,744	0.2
152,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	153,042	0.1
286,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	276,843	0.2
45,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	48,178	0.0
588,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	516,341	0.3
400,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	387,392	0.2
290,000	(2)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	248,312	0.1
356,000		Enterprise Products Operating LLC, 2.800%, 01/31/2030	374,045	0.2
176,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	183,819	0.1
106,000		EOG Resources, Inc., 4.375%, 04/15/2030	126,432	0.1
165,000		EOG Resources, Inc., 4.950%, 04/15/2050	215,569	0.1
403,000		Exxon Mobil Corp., 2.275%, 08/16/2026	430,244	0.2
190,000		Exxon Mobil Corp., 2.995%, 08/16/2039	201,682	0.1
200,000		Exxon Mobil Corp., 4.227%, 03/19/2040	242,541	0.1
80,000		Exxon Mobil Corp., 2.019%, 08/16/2024	83,586	0.1
165,000		Exxon Mobil Corp., 2.610%, 10/15/2030	176,295	0.1
65,000		Exxon Mobil Corp., 2.709%, 03/06/2025	69,831	0.0
236,000		Exxon Mobil Corp., 2.992%, 03/19/2025	257,010	0.1
530,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	537,153	0.3
233,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	239,066	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	252,705	0.1
257,000		MPLX L.P., 5.200%, 03/01/2047	276,694	0.2
71,000		MPLX L.P., 5.500%, 02/15/2049	80,681	0.1
65,000		Noble Energy, Inc., 3.250%, 10/15/2029	58,811	0.0
385,000		Noble Energy, Inc., 4.200%, 10/15/2049	319,948	0.2
201,000		ONEOK, Inc., 3.100%, 03/15/2030	192,660	0.1
121,000		ONEOK, Inc., 4.500%, 03/15/2050	113,042	0.1
433,000		Phillips 66, 2.150%, 12/15/2030	420,015	0.2
426,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	414,996	0.2
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	440,706	0.3
128,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	126,310	0.1
530,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	566,368	0.3
500,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	536,570	0.3
86,000	(1)	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	95,143	0.1
342,000		Schlumberger Investment SA, 2.650%, 06/26/2030	350,929	0.2
135,000		Shell International Finance BV, 4.125%, 05/11/2035	164,822	0.1
299,000		Shell International Finance BV, 4.000%, 05/10/2046	353,570	0.2
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	215,249	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
201,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	$ 198,000	0.1
130,000		Total Capital International SA, 2.434%, 01/10/2025	138,575	0.1
319,000		Total Capital International SA, 2.829%, 01/10/2030	347,165	0.2
124,000		Total Capital International SA, 2.986%, 06/29/2041	126,665	0.1
76,000		Total Capital International SA, 3.127%, 05/29/2050	77,801	0.0
103,000		Total Capital International SA, 3.386%, 06/29/2060	106,358	0.1
139,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	148,748	0.1
300,000		Valero Energy Corp., 2.850%, 04/15/2025	316,770	0.2
269,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	298,640	0.2
578,000		Williams Partners L.P., 3.600%, 03/15/2022	600,952	0.3
393,000		Williams Partners L.P., 3.750%, 06/15/2027	419,446	0.2
			15,299,098	8.6

		Financial: 33.7%
226,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	249,910	0.1
128,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	134,437	0.1
410,000		American Express Co., 2.500%, 08/01/2022	425,600	0.2
260,000		American Express Co., 3.000%, 10/30/2024	281,631	0.2
63,000		American Express Co., 3.700%, 08/03/2023	68,598	0.0
540,000		American International Group, Inc., 3.875%, 01/15/2035	620,122	0.3
125,000		American Tower Corp., 3.000%, 06/15/2023	133,363	0.1
330,000		American Tower Corp., 3.450%, 09/15/2021	341,556	0.2
223,000		American Tower Corp., 3.500%, 01/31/2023	238,445	0.1
106,000		American Tower Corp., 4.000%, 06/01/2025	119,408	0.1
95,000		American Tower Corp., 5.000%, 02/15/2024	108,256	0.1
359,000		Arch Capital Group Ltd., 3.635%, 06/30/2050	377,384	0.2
476,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	489,197	0.3
116,000	(1)	Athene Global Funding, 2.750%, 06/25/2024	117,517	0.1
663,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	676,691	0.4
208,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	209,015	0.1
86,000		AvalonBay Communities, Inc., 3.200%, 01/15/2028	95,594	0.1
600,000	(2)	Banco Bilbao Vizcaya Argentaria SA, 6.500%, 12/31/2199	582,763	0.3
400,000		Banco Santander SA, 3.490%, 05/28/2030	429,038	0.2
545,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	563,955	0.3
139,000	(2)	Bank of America Corp., 2.592%, 04/29/2031	147,347	0.1
262,000	(2)	Bank of America Corp., 2.676%, 06/19/2041	270,088	0.2
305,000	(2)	Bank of America Corp., 3.194%, 07/23/2030	336,882	0.2
1,368,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,524,472	0.9
234,000	(2)	Bank of America Corp., 3.550%, 03/05/2024	250,135	0.1
246,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	300,593	0.2
351,000		Bank of America Corp., 4.250%, 10/22/2026	402,698	0.2
350,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	412,233	0.2
430,000	(2)	Bank of America Corp., 5.125%, 12/31/2199	427,665	0.2
545,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	546,943	0.3
325,000		Bank of Montreal, 1.850%, 05/01/2025	336,705	0.2
321,000	(2)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	321,201	0.2
90,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/2023	92,757	0.1
570,000		Brookfield Finance LLC, 3.450%, 04/15/2050	547,864	0.3
120,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	135,683	0.1
261,000		Canadian Imperial Bank of Commerce, 0.881%, (SOFRRATE + 0.800%), 03/17/2023	259,606	0.1
211,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	211,967	0.1
140,000		Capital One Financial Corp., 3.650%, 05/11/2027	153,296	0.1
220,000		Capital One Financial Corp., 3.750%, 03/09/2027	243,129	0.1
663,000	(2)	Citibank NA, 2.844%, 05/20/2022	676,260	0.4
231,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	235,662	0.1
243,000		Citigroup, Inc., 4.450%, 09/29/2027	277,096	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
85,000	(2)	Citigroup, Inc., 2.572%, 06/03/2031	$ 87,961	0.0
177,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	190,109	0.1
387,000	(2)	Citigroup, Inc., 4.412%, 03/31/2031	458,256	0.3
611,000		CME Group, Inc., 3.000%, 03/15/2025	674,937	0.4
370,000	(1),(2)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	370,645	0.2
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	564,524	0.3
639,000	(1),(2)	Credit Agricole SA/London, 1.907%, 06/16/2026	648,550	0.4
288,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	315,696	0.2
500,000	(1),(2)	Credit Suisse Group AG, 2.193%, 06/05/2026	506,838	0.3
487,000	(1),(2)	Credit Suisse Group AG, 4.194%, 04/01/2031	556,887	0.3
475,000	(1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	482,759	0.3
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	421,560	0.2
250,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	251,479	0.1
258,000		Crown Castle International Corp., 1.350%, 07/15/2025	259,211	0.1
75,000		Crown Castle International Corp., 5.250%, 01/15/2023	83,487	0.0
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	200,882	0.1
410,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	416,584	0.2
710,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	739,056	0.4
435,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	485,562	0.3
602,000	(2)	Deutsche Bank AG/New York NY, 5.882%, 07/08/2031	600,170	0.3
299,000		Equinix, Inc., 1.250%, 07/15/2025	300,420	0.2
246,000	(1)	Equitable Financial Life Global Funding, 1.400%, 07/07/2025	246,325	0.1
279,000		ERP Operating L.P., 2.500%, 02/15/2030	297,816	0.2
120,000		Essex Portfolio L.P., 3.375%, 04/15/2026	130,378	0.1
40,000		Essex Portfolio L.P., 4.500%, 03/15/2048	50,481	0.0
125,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	134,037	0.1
527,000	(1),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	542,522	0.3
300,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	308,926	0.2
445,000	(2)	Fifth Third Bancorp, 5.100%, 12/31/2199	390,668	0.2
425,000		First Horizon Bank, 5.750%, 05/01/2030	448,341	0.3
185,000	(1)	GE Capital Funding LLC, 4.050%, 05/15/2027	195,444	0.1
299,000	(1)	GE Capital Funding LLC, 4.400%, 05/15/2030	311,262	0.2
332,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	337,437	0.2
336,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	462,278	0.3
197,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	284,390	0.2
171,000	(1)	Guardian Life Insurance Co. of America/The, 3.700%, 01/22/2070	180,133	0.1
284,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/2040	407,498	0.2
218,000	(2)	HSBC Holdings PLC, 2.099%, 06/04/2026	220,421	0.1
436,000	(2)	HSBC Holdings PLC, 2.633%, 11/07/2025	452,394	0.3
248,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	275,452	0.2
200,000	(2)	HSBC Holdings PLC, 4.041%, 03/13/2028	221,141	0.1
126,000		HSBC Holdings PLC, 4.950%, 03/31/2030	151,148	0.1
166,000		Hudson Pacific Properties L.P., 3.250%, 01/15/2030	161,030	0.1
80,000		Hudson Pacific Properties L.P., 3.950%, 11/01/2027	83,025	0.0
445,000		Hudson Pacific Properties L.P., 4.650%, 04/01/2029	481,023	0.3
305,000	(2)	Huntington Bancshares, Inc./OH, 5.700%, 12/31/2199	258,617	0.1
76,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	77,658	0.0
149,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	152,568	0.1
300,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	325,875	0.2
235,000		Intercontinental Exchange, Inc., 4.000%, 10/15/2023	260,115	0.1
132,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	163,836	0.1
360,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	372,863	0.2
1,336,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,400,351	0.8

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
985,000	(2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	$ 1,042,534	0.6
350,000	(2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	375,733	0.2
43,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	44,543	0.0
301,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	325,551	0.2
587,000	(2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	524,103	0.3
716,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	773,645	0.4
320,000		Kimco Realty Corp., 3.700%, 10/01/2049	296,655	0.2
60,000		Kimco Realty Corp., 4.125%, 12/01/2046	58,334	0.0
140,000		Kite Realty Group L.P., 4.000%, 10/01/2026	130,422	0.1
297,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	295,655	0.2
289,000	(2)	Lloyds Banking Group PLC, 1.326%, 06/15/2023	290,805	0.2
935,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	966,339	0.5
106,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	115,451	0.1
755,000		Loews Corp., 3.200%, 05/15/2030	821,072	0.5
625,000		Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/2030	653,098	0.4
486,000	(2)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	498,657	0.3
500,000	(2)	Morgan Stanley, 2.188%, 04/28/2026	520,601	0.3
241,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	256,045	0.1
1,596,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	1,826,636	1 .0
93,000		Morgan Stanley, 3.625%, 01/20/2027	105,076	0.1
500,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	511,733	0.3
127,000	(1)	Nationwide Mutual Insurance Co., 4.350%, 04/30/2050	132,531	0.1
211,000	(1)	New York Life Global Funding, 0.950%, 06/24/2025	211,699	0.1
190,000	(1)	New York Life Global Funding, 1.100%, 05/05/2023	194,062	0.1
80,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	90,402	0.0
205,000		Northern Trust Corp., 1.950%, 05/01/2030	211,187	0.1
130,000		Old Republic International Corp., 3.875%, 08/26/2026	139,152	0.1
519,000		Old Republic International Corp., 4.875%, 10/01/2024	561,937	0.3
324,000		Owl Rock Capital Corp., 3.750%, 07/22/2025	317,287	0.2
324,000		Regency Centers L.P., 3.700%, 06/15/2030	348,994	0.2
1,174,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,206,751	0.7
223,000	(2)	Royal Bank of Scotland Group PLC, 3.073%, 05/22/2028	234,444	0.1
775,000	(2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	843,084	0.5
217,000	(2),(3)	Royal Bank of Scotland Group PLC, 6.000%, 12/31/2199	220,363	0.1
99,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	103,934	0.1
266,000		Simon Property Group L.P., 2.750%, 06/01/2023	277,471	0.2
359,000		Societe Generale SA, 1.375%, 07/08/2025	357,998	0.2
359,000		Societe Generale SA, 3.653%, 07/08/2035	359,000	0.2
509,000	(1),(2)	Standard Chartered PLC, 6.000%, 12/31/2199	510,272	0.3
821,000		Sumitomo Mitsui Financial Group, Inc., 2.130%, 07/08/2030	824,585	0.5
298,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	313,091	0.2
200,000	(1)	Swedbank AB, 1.300%, 06/02/2023	202,548	0.1
1,144,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,113,850	0.6
214,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	221,082	0.1
138,000	(1)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	164,276	0.1
329,000		Toronto-Dominion Bank/The, 1.900%, 12/01/2022	339,674	0.2
685,000		UBS AG, 5.125%, 05/15/2024	745,545	0.4
237,000		UDR, Inc., 3.000%, 08/15/2031	252,836	0.1
650,000		UDR, Inc., 3.200%, 01/15/2030	708,821	0.4
200,000	(1),(2)	UniCredit SpA, 5.459%, 06/30/2035	201,965	0.1
150,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	154,636	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
384,000		Visa, Inc., 3.150%, 12/14/2025	$ 428,715	0.2
320,000		Weingarten Realty Investors, 3.500%, 04/15/2023	328,703	0.2
127,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	131,320	0.1
223,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	232,286	0.1
61,000	(2)	Wells Fargo & Co., 3.068%, 04/30/2041	63,709	0.0
478,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	518,575	0.3
252,000		Wells Fargo & Co., 3.000%, 04/22/2026	275,406	0.2
206,000		Wells Fargo & Co., 3.000%, 10/23/2026	224,868	0.1
299,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	414,750	0.2
239,000	(2)	Wells Fargo & Co., 1.654%, 06/02/2024	242,974	0.1
460,000	(2)	Wells Fargo Bank NA, 2.082%, 09/09/2022	467,531	0.3
1,046,000		XLIT Ltd., 4.450%, 03/31/2025	1,179,568	0.7
346,000		XLIT Ltd., 5.500%, 03/31/2045	464,191	0.3
			59,742,549	33.7

		Industrial: 6.1%
122,000	(1)	Aviation Capital Group LLC, 2.875%, 01/20/2022	116,625	0.1
178,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	169,481	0.1
93,000	(1)	Aviation Capital Group LLC, 4.125%, 08/01/2025	83,821	0.0
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	178,701	0.1
76,000	(1)	Aviation Capital Group LLC, 4.875%, 10/01/2025	69,697	0.0
239,000		Boeing Co/The, 5.040%, 05/01/2027	263,904	0.2
161,000		Boeing Co/The, 5.150%, 05/01/2030	179,970	0.1
142,000		Boeing Co/The, 5.705%, 05/01/2040	161,080	0.1
187,000		Boeing Co/The, 5.805%, 05/01/2050	221,146	0.1
94,000		Boeing Co/The, 5.930%, 05/01/2060	111,543	0.1
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	124,302	0.1
157,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	210,409	0.1
179,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	248,058	0.1
158,000	(1)	Carrier Global Corp., 2.242%, 02/15/2025	162,169	0.1
519,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	529,399	0.3
193,000	(1)	Carrier Global Corp., 3.377%, 04/05/2040	188,368	0.1
226,000		Caterpillar Financial Services Corp., 0.635%, (US0003M + 0.200%), 11/12/2021	225,976	0.1
471,000		Caterpillar Financial Services Corp., 2.150%, 11/08/2024	500,137	0.3
84,000		Caterpillar, Inc., 3.250%, 09/19/2049	93,434	0.1
117,000		Caterpillar, Inc., 3.250%, 04/09/2050	131,306	0.1
261,000		CSX Corp., 4.650%, 03/01/2068	340,842	0.2
94,000		FedEx Corp., 3.100%, 08/05/2029	100,508	0.1
355,000		FedEx Corp., 3.875%, 08/01/2042	356,879	0.2
100,000		FedEx Corp., 3.900%, 02/01/2035	108,347	0.1
290,000		FedEx Corp., 4.100%, 02/01/2045	295,811	0.2
120,000		FedEx Corp., 4.550%, 04/01/2046	129,700	0.1
278,000		GATX Corp., 4.000%, 06/30/2030	299,328	0.2
280,000		General Electric Co., 3.100%, 01/09/2023	293,138	0.2
79,000		General Electric Co., 3.150%, 09/07/2022	82,697	0.0
150,000		General Electric Co., 4.250%, 05/01/2040	147,778	0.1
101,000		Honeywell International, Inc., 2.800%, 06/01/2050	108,048	0.1
295,000	(3)	John Deere Capital Corp., 2.050%, 01/09/2025	311,922	0.2
238,000	(1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	245,607	0.1
345,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	371,461	0.2
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,166	0.0
241,000	(1)	Raytheon Technologies Corp., 4.350%, 04/15/2047	295,184	0.2
265,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	328,614	0.2
30,000	(1)	Raytheon Technologies Corp., 4.800%, 12/15/2043	38,424	0.0
27,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	36,529	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
120,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	$ 174,406	0.1
149,000		Roper Technologies, Inc., 2.000%, 06/30/2030	149,271	0.1
227,000		Ryder System, Inc., 3.350%, 09/01/2025	242,027	0.1
235,000		Ryder System, Inc., 4.625%, 06/01/2025	262,308	0.1
163,000		Union Pacific Corp., 3.550%, 08/15/2039	183,067	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	66,606	0.0
143,000		Union Pacific Corp., 3.839%, 03/20/2060	168,886	0.1
93,000		Union Pacific Corp., 4.050%, 11/15/2045	110,862	0.1
224,000		United Parcel Service, Inc., 3.625%, 10/01/2042	255,580	0.1
168,000		Raytheon Technologies Corp., 5.700%, 04/15/2040	234,202	0.1
330,000		Waste Management, Inc., 3.900%, 03/01/2035	391,599	0.2
235,000		WestRock RKT LLC, 4.000%, 03/01/2023	250,895	0.1
274,000		WRKCo, Inc., 3.000%, 06/15/2033	286,480	0.2
70,000		WRKCo, Inc., 4.650%, 03/15/2026	81,512	0.0
			10,720,210	6.1

		Technology: 6.2%
563,000		Amdocs Ltd., 2.538%, 06/15/2030	561,922	0.3
231,000		Apple, Inc., 2.900%, 09/12/2027	259,083	0.1
390,000		Apple, Inc., 3.200%, 05/13/2025	436,016	0.2
45,000		Apple, Inc., 3.850%, 05/04/2043	55,901	0.0
281,000		Apple, Inc., 3.850%, 08/04/2046	351,262	0.2
433,000		Apple, Inc., 4.250%, 02/09/2047	571,100	0.3
73,000		Apple, Inc., 4.650%, 02/23/2046	100,118	0.1
120,000		Applied Materials, Inc., 2.750%, 06/01/2050	122,959	0.1
235,000	(1)	Broadcom, Inc., 3.150%, 11/15/2025	249,805	0.1
572,000	(1)	Broadcom, Inc., 3.459%, 09/15/2026	614,813	0.3
271,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	301,984	0.2
481,000		HP, Inc., 3.400%, 06/17/2030	495,504	0.3
100,000		HP, Inc., 6.000%, 09/15/2041	118,814	0.1
549,000		Intel Corp., 3.250%, 11/15/2049	626,485	0.4
335,000		International Business Machines Corp., 1.700%, 05/15/2027	342,723	0.2
276,000		International Business Machines Corp., 1.950%, 05/15/2030	282,853	0.2
408,000		KLA Corp., 3.300%, 03/01/2050	421,743	0.2
288,000		Lam Research Corp., 1.900%, 06/15/2030	294,695	0.2
191,000		Lam Research Corp., 2.875%, 06/15/2050	197,966	0.1
51,000		Lam Research Corp., 3.125%, 06/15/2060	53,994	0.0
137,000		Lam Research Corp., 3.750%, 03/15/2026	156,729	0.1
232,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	238,922	0.1
95,000		Micron Technology, Inc., 4.975%, 02/06/2026	109,100	0.1
5,000		Microsoft Corp., 2.525%, 06/01/2050	5,201	0.0
552,000		Microsoft Corp., 2.675%, 06/01/2060	579,589	0.3
170,000		Microsoft Corp., 3.450%, 08/08/2036	205,229	0.1
322,000		Microsoft Corp., 3.700%, 08/08/2046	404,579	0.2
10,000		Microsoft Corp., 4.100%, 02/06/2037	12,931	0.0
70,000		Microsoft Corp., 4.200%, 11/03/2035	91,289	0.1
556,000		NetApp, Inc., 1.875%, 06/22/2025	563,886	0.3
350,000		NetApp, Inc., 2.375%, 06/22/2027	354,639	0.2
156,000		NVIDIA Corp., 2.850%, 04/01/2030	173,857	0.1
148,000		NVIDIA Corp., 3.500%, 04/01/2040	173,283	0.1
105,000		NVIDIA Corp., 3.700%, 04/01/2060	125,438	0.1
316,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	335,958	0.2
152,000		Oracle Corp., 3.600%, 04/01/2040	173,145	0.1
412,000		Oracle Corp., 3.850%, 04/01/2060	484,659	0.3
289,000		Xilinx, Inc., 2.375%, 06/01/2030	298,339	0.2
			10,946,513	6.2

		Utilities: 10.6%
266,000	(1)	AES Corp./The, 3.950%, 07/15/2030	281,794	0.2
78,000		Alabama Power Co., 3.450%, 10/01/2049	86,902	0.1
135,000		Alabama Power Co., 5.200%, 06/01/2041	169,347	0.1
167,000		Ameren Illinois Co., 3.250%, 03/15/2050	184,994	0.1
220,000		Appalachian Power Co., 3.400%, 06/01/2025	242,266	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
231,000		Appalachian Power Co., 3.700%, 05/01/2050	$ 254,426	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	182,706	0.1
139,000		Arizona Public Service Co., 2.950%, 09/15/2027	150,840	0.1
460,000		Arizona Public Service Co., 3.150%, 05/15/2025	505,519	0.3
408,000		Avangrid, Inc., 3.200%, 04/15/2025	446,344	0.3
60,000		Berkshire Hathaway Energy Co., 2.800%, 01/15/2023	63,363	0.0
108,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	112,784	0.1
520,000	(2)	CMS Energy Corp., 4.750%, 06/01/2050	531,235	0.3
161,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	204,917	0.1
225,000		Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	295,789	0.2
334,000		DTE Electric Co., 2.250%, 03/01/2030	351,968	0.2
122,000		DTE Electric Co., 2.950%, 03/01/2050	127,910	0.1
233,000		DTE Energy Co., 2.600%, 06/15/2022	240,342	0.1
174,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	209,995	0.1
172,000		Duke Energy Corp., 2.400%, 08/15/2022	178,527	0.1
60,000		Duke Energy Corp., 3.150%, 08/15/2027	66,534	0.0
65,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	67,398	0.0
110,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	132,914	0.1
195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	238,873	0.1
200,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	248,203	0.1
193,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	238,439	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	232,931	0.1
180,000		Duke Energy Corp., 3.050%, 08/15/2022	187,949	0.1
299,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	302,488	0.2
173,000		Duke Energy Florida LLC, 2.500%, 12/01/2029	187,386	0.1
145,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	168,874	0.1
75,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	90,580	0.1
133,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	168,308	0.1
178,000		Entergy Corp., 2.800%, 06/15/2030	187,860	0.1
100,000	(3)	Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	119,197	0.1
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	38,321	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	159,885	0.1
159,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	203,075	0.1
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	430,690	0.2
152,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	181,983	0.1
55,000		Essential Utilities, Inc., 2.704%, 04/15/2030	57,612	0.0
100,000		Essential Utilities, Inc., 3.351%, 04/15/2050	104,692	0.1
175,000		Evergy Kansas Central, Inc., 3.450%, 04/15/2050	194,617	0.1
65,000		Evergy Metro, Inc., 2.250%, 06/01/2030	68,175	0.0
244,000		Eversource Energy, 2.900%, 10/01/2024	262,011	0.2
114,000		Eversource Energy, 3.450%, 01/15/2050	122,705	0.1
130,000		Exelon Corp., 4.950%, 06/15/2035	160,555	0.1
99,000		Exelon Corp., 4.050%, 04/15/2030	114,519	0.1
434,000		Exelon Corp., 5.150%, 12/01/2020	437,156	0.3
251,000		FirstEnergy Corp., 2.850%, 07/15/2022	260,501	0.2
1,000,000		FirstEnergy Corp., 3.900%, 07/15/2027	1,132,782	0.6
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	119,638	0.1
70,000		Georgia Power Co., 4.300%, 03/15/2042	81,439	0.0
97,000		Georgia Power Co., 4.300%, 03/15/2043	115,599	0.1
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	428,437	0.2
161,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	175,088	0.1
278,000	(1)	ITC Holdings Corp., 2.950%, 05/14/2030	295,639	0.2
67,000		Kentucky Utilities Co., 3.300%, 06/01/2050	71,930	0.0
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	352,782	0.2
105,000		MidAmerican Energy Co., 4.400%, 10/15/2044	133,424	0.1
118,000		Mississippi Power Co., 4.250%, 03/15/2042	139,215	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
45,000	Mississippi Power Co., 4.750%, 10/15/2041	$ 53,565	0.0
206,000	(2) National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	219,008	0.1
115,000	NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	117,627	0.1
330,000	(2) NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	360,587	0.2
256,000	Northern States Power Co/MN, 2.600%, 06/01/2051	258,886	0.1
422,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	456,996	0.3
400,000	(4) Pacific Gas and Electric Co., 4.300%, 03/15/2045	442,718	0.3
230,000	(4) Pacific Gas and Electric Co., 4.450%, 04/15/2042	256,863	0.1
175,000	PacifiCorp, 4.100%, 02/01/2042	209,179	0.1
9,000	PacifiCorp, 4.150%, 02/15/2050	11,286	0.0
108,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	118,362	0.1
199,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	226,857	0.1
398,000	Public Service Co. of New Hampshire, 3.500%, 11/01/2023	432,392	0.2
149,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	174,771	0.1
22,858	San Diego Gas & Electric Co., 1.914%, 02/01/2022	22,966	0.0
327,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	355,728	0.2
65,000	Southern California Edison Co., 3.650%, 02/01/2050	71,728	0.0
132,000	Southern California Edison Co., 4.050%, 03/15/2042	150,853	0.1
149,000	Southern California Edison Co., 4.125%, 03/01/2048	174,560	0.1
120,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	142,924	0.1
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	226,256	0.1
185,000	Southwestern Public Service Co., 3.150%, 05/01/2050	200,704	0.1
231,000	Tucson Electric Power Co., 4.000%, 06/15/2050	271,564	0.2
542,000	WEC Energy Group, Inc., 3.375%, 06/15/2021	557,251	0.3
		18,816,003	10.6

	Total Corporate Bonds/Notes
	(Cost $162,065,093)	173,067,347	97.7

U.S. TREASURY OBLIGATIONS: 1.5%
	U.S. Treasury Bonds: 1.1%
1,506,000	0.625%,05/15/2030	1,501,646	0.8
345,000	1.125%,05/15/2040	341,840	0.2
208,000	2.000%,02/15/2050	238,152	0.1
		2,081,638	1.1

	U.S. Treasury Notes: 0.4%
200,000	0.125%,06/30/2022	199,898	0.1
483,000	0.500%,05/31/2027	483,576	0.3
		683,474	0.4

	Total U.S. Treasury Obligations
	(Cost $2,729,746)	2,765,112	1.5

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
	Utilities: 0.3%
20,000	(5) Southern Company	502,000	0.3

	Total Preferred Stock
	(Cost $500,000)	502,000	0.3

	Total Long-Term Investments
	(Cost $165,294,839)	176,334,459	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
710,871	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $710,873, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $725,088, due 07/31/20-07/01/50)
	(Cost $710,871)	710,871	0.4

	Total Short-Term Investments
	(Cost $710,871)	710,871	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $166,005,710)	$ 177,045,330	99.9
Assets in Excess of Other Liabilities	92,069	0.1
Net Assets	$ 177,137,399	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	Defaulted security.
(5)	Preferred Stock may be called prior to convertible date.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Preferred Stock	$–	$502,000	$–	$502,000
Corporate Bonds/Notes	–	173,067,347	–	173,067,347
U.S. Treasury Obligations	–	2,765,112	–	2,765,112
Short-Term Investments	–	710,871	–	710,871
Total Investments, at fair value	$–	$177,045,330	$–	$177,045,330
Other Financial Instruments+
Futures	22,938	–	–	22,938
Total Assets	$22,938	$177,045,330	$–	$177,068,268
Liabilities Table
Other Financial Instruments+
Futures	$(62,193)	$–	$–	$(62,193)
Total Liabilities	$(62,193)	$–	$–	$(62,193)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	24	09/21/20	$3,340,125	$13,725
U.S. Treasury 2-Year Note	90	09/30/20	19,874,531	7,488
			$23,214,656	$21,213

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 5-Year Note	(76)	09/30/20	$(9,556,406)	$(28,818)
U.S. Treasury Long Bond	(1)	09/21/20	(178,562)	(3,846)
U.S. Treasury Ultra 10-Year Note	(49)	09/21/20	(7,716,734)	(29,529)
U.S. Treasury Ultra Long Bond	(2)	09/21/20	(436,313)	1,725
			$(17,888,015)	$(60,468)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $166,070,182.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,747,335
Gross Unrealized Depreciation	(811,442)
Net Unrealized Appreciation	$10,935,893